Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7098 Telephone: (215) 564-8000 Fax: (215) 564-8120

J. Stephen Feinour, Jr.
jfeinourjr@stradley.com
215.564.8521

July 31, 2019

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:        Franklin Templeton ETF Trust (the “Trust”)
File Nos. 333-208873 and 811-23124

Dear Sir or Madam:

On behalf of the Trust, and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith, for filing via the EDGAR system, Post-Effective Amendment No. 44 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Trust is filing this Amendment for the purpose of registering shares of a new series designated as the Franklin Liberty Systematic Style Premia ETF (the “Fund”).

The Trust intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the U.S. Securities and Exchange Commission staff on the Amendment; and (ii) updating certain information contained in the prospectus and statement of additional information relating to the Fund.

The Amendment relates only to the Fund and does not otherwise delete, amend, or supersede any other information relating to the prospectus or statement of additional information of any other series of the Trust.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Sincerely, /s/ J. Stephen Feinour, Jr. J. Stephen Feinour, Jr.